21. Subsequent Events (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended
	Jul. 12, 2022	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Subsequent Event [Line Items]
Proceeds from pre-funded warrant		$ 512,758	$ 512,758
Subsequent Event [Member]
Subsequent Event [Line Items]
Prefunded Warrants Issued During Period	541,227
Sale of Stock, Price Per Share	$ 0.0001
Proceeds from pre-funded warrant	$ 54